Investment properties (Tables)	12 Months Ended
Dec. 31, 2023
Investment properties
Schedule of investment properties

	2022	2023
	RMB’000	RMB’000
Fair value
At 1 January	—	23,065
Transfer from property, plant and equipment	23,065	—
Fair value loss of investment properties	—	(154)
At 31 December	23,065	22,911

Schedule of amounts recognised in consolidated income statements for investment properties

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Rental income	—	—	240